Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices for Granting Stock Options and Stock Appreciation Rights

We do not have a formal written policy in place with regard to the timing of stock option or stock appreciation awards in relation to the disclosure of material nonpublic information. To date, the Compensation Committee has not issued stock options or stock appreciation awards.